Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable [Abstract]
Schedule of accounts receivable
	As of December 31,
	2022	2021
Accounts receivable, gross	$7,429,904	$5,009,547
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$7,429,904	$5,009,547